Equity (Tables)	11 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of accumulated other comprehensive loss
The following table summarizes the changes in accumulated other comprehensive loss:

(in thousands)	Currency translation adjustment
Balance, January 31, 2019	$(4,767)
Other comprehensive income	47
Balance, December 31, 2019	(4,720)

Balance, January 31, 2018	$(4,347)
Other comprehensive loss	(420)
Balance, January 31, 2019	$(4,767)

Balance, January 31, 2017	$(3,033)
Other comprehensive loss	(1,314)
Balance, January 31, 2018	$(4,347)